NATURE OF OPERATIONS AND GOING CONCERN - Disclosure of subsidiaries (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Aug. 31, 2021	Aug. 31, 2020
Platinum Group Metals (RSA) (Pty) Ltd. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest		100.00%	100.00%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest		49.90%	49.90%
Waterberg JV Resources (Pty) Ltd. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest	37.00%	37.05%	37.05%
Lion Battery Technologies Inc. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest		53.70%	55.00%